Goodwill, Reporting Unit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 1,041.3	[1],[2]	$ 984.7	[1],[2]	$ 954.1	[1]
United States [Member]
Goodwill [Line Items]
Goodwill	504.0		503.8		451.7
France [Member]
Goodwill [Line Items]
Goodwill	83.8		42.1
Netherlands (Vitae) [Member]
Goodwill [Line Items]
Goodwill	80.7		79.3
Right Management [Member]
Goodwill [Line Items]
Goodwill	62.1		60.3
Other reporting units [Member]
Goodwill [Line Items]
Goodwill	310.7	[3]	299.2	[3]
Elan [Member]
Goodwill [Line Items]
Goodwill			$ 123.8

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[3]	Elan reporting unit, which carried $123.8 of goodwill as of December 31, 2011, was integrated into other reporting units within our Northern Europe reportable segment as of January 1, 2012.